OTHER CURRENT LIABILITIES - Summary of major components of other current liabilities (Details) - USD ($)	Sep. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
OTHER CURRENT LIABILITIES
Credit card payable	$ 10,820,375	$ 10,473,079	$ 8,325,828
Accrued sales tax payable	1,881,232	1,845,831	1,749,590
Deferred rent - short term	494,121	622,940	796,047
Credits liability	632,625	633,287	438,550
Other accrued liabilities	2,039,540	1,382,927	1,100,398
Total	$ 15,867,893	$ 14,958,064	$ 12,410,413